UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00524
BNY Mellon Investment Funds III
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/24
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon High Yield Fund
ITEM 1 - Reports to Stockholders
BNY Mellon High Yield Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class A – DPLTX
This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$99	0.95%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class A shares returned 7.71%.
  In comparison, the ICE BofA U.S. High Yield Master II Constrained Index (the “Index”) returned 8.20% for the same period.
What affected the Fund’s performance?
  The U.S. high yield market posted solid returns in 2024. Lower-rated and medium-rated credits outperformed, led by CCC-rated credits, while spreads compressed.
  The Fund’s relative performance benefited from security selection, primarily in the telecom, energy and utilities sectors. Credit-quality positioning also helped, with overweight exposure to credits rated B and CCC.
  Other positive contributors included exposure to floating-rate bank loans, European high yield and structured credit, BB-rated, collateralized loan obligations.
  Detractors included positioning in the cable and technology sectors. The Fund’s transactional cash position also modestly dragged on relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Master II Constrained Index on 12/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	2.91%	2.18%	3.53%
without Sales Charge	7.71%	3.12%	4.01%
Bloomberg U.S. Universal Index (broad-based index)*	2.04%	0.06%	1.73%
ICE BofA U.S. High Yield Master II Constrained Index	8.20%	4.03%	5.08%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$554	337	$4,052,569	114.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Sector Allocation (Based on Net Assets)

Consumer, Non-cyclical 16.9%
Financial 14.8%
Communications 13.5%
Industrial 12.9%
Energy 11.0%
Consumer, Cyclical 10.8%
Investment Companies 10.8%
Technology 5.8%
Basic Materials 5.2%
Utilities 4.3%
Asset Backed Securities 1.6%
Net Other Assets and Liabilities -7.6%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
87.1%
Investment Companies
10.8%
Floating Rate Loan Interests
8.1%
Collateralized Loan Obligations
1.6%
Forward Foreign Currency Exchange Contracts*
0.0%
Net Other Assets and Liabilities
-7.6%

* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0029AR1224

BNY Mellon High Yield Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class C – PTHIX
This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$176	1.70%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class C shares returned 6.91%.
  In comparison, the ICE BofA U.S. High Yield Master II Constrained Index (the “Index”) returned 8.20% for the same period.
What affected the Fund’s performance?
  The U.S. high yield market posted solid returns in 2024. Lower-rated and medium-rated credits outperformed, led by CCC-rated credits, while spreads compressed.
  The Fund’s relative performance benefited from security selection, primarily in the telecom, energy and utilities sectors. Credit-quality positioning also helped, with overweight exposure to credits rated B and CCC.
  Other positive contributors included exposure to floating-rate bank loans, European high yield and structured credit, BB-rated, collateralized loan obligations.
  Detractors included positioning in the cable and technology sectors. The Fund’s transactional cash position also modestly dragged on relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Master II Constrained Index on 12/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	5.91%	**	2.36%	3.23%
without Deferred Sales Charge	6.91%		2.36%	3.23%
Bloomberg U.S. Universal Index (broad-based index)*	2.04%		0.06%	1.73%
ICE BofA U.S. High Yield Master II Constrained Index	8.20%		4.03%	5.08%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$554	337	$4,052,569	114.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0359AR1224

BNY Mellon High Yield Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class I – DLHRX
This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$73	0.70%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class I shares returned 8.18%.
  In comparison, the ICE BofA U.S. High Yield Master II Constrained Index (the “Index”) returned 8.20% for the same period.
What affected the Fund’s performance?
  The U.S. high yield market posted solid returns in 2024. Lower-rated and medium-rated credits outperformed, led by CCC-rated credits, while spreads compressed.
  The Fund’s relative performance benefited from security selection, primarily in the telecom, energy and utilities sectors. Credit-quality positioning also helped, with overweight exposure to credits rated B and CCC.
  Other positive contributors included exposure to floating-rate bank loans, European high yield and structured credit, BB-rated, collateralized loan obligations.
  Detractors included positioning in the cable and technology sectors. The Fund’s transactional cash position also modestly dragged on relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Master II Constrained Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Class I	8.18%	3.38%	4.28%
Bloomberg U.S. Universal Index (broad-based index)*	2.04%	0.06%	1.73%
ICE BofA U.S. High Yield Master II Constrained Index	8.20%	4.03%	5.08%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$554	337	$4,052,569	114.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0759AR1224

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item	4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $65,100 in 2023 and $66,500 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,100 in 2023 and $5,300 in 2024. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2023 and $0 in 2024. These services consisted of U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $4,074,591 in 2023 and $5,102,266 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon High Yield Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024

Class	Ticker
A	DPLTX
C	PTHIX
I	DLHRX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon High Yield Fund
Statement of Investments
December 31, 2024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 88.7%
Advertising — .6%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b)	5.13	8/15/2027	942,000	907,813
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b)	9.00	9/15/2028	599,000	629,870
Neptune BidCo US, Inc., Sr. Scd. Notes(b)	9.29	4/15/2029	1,643,000	1,530,009
				3,067,692
Aerospace & Defense — 2.4%
AAR Escrow Issuer LLC, Gtd. Notes(b)	6.75	3/15/2029	2,894,000	2,937,446
Bombardier, Inc., Sr. Unscd. Notes(b),(c)	7.25	7/1/2031	613,000	632,939
Bombardier, Inc., Sr. Unscd. Notes(b),(c)	7.50	2/1/2029	1,927,000	2,006,629
Goat Holdco LLC, Sr. Scd. Notes(b)	6.75	2/1/2032	1,733,000	1,717,984
TransDigm, Inc., Gtd. Notes(c)	4.88	5/1/2029	1,007,000	951,758
TransDigm, Inc., Sr. Scd. Notes(b)	6.38	3/1/2029	1,400,000	1,404,860
TransDigm, Inc., Sr. Scd. Notes(b)	6.88	12/15/2030	3,130,000	3,178,780
TransDigm, Inc., Sr. Scd. Notes(b)	7.13	12/1/2031	467,000	478,775
				13,309,171
Airlines — .7%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes(b)	5.75	4/20/2029	2,484,451	2,465,761
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b)	9.88	9/20/2031	1,450,000	1,542,129
				4,007,890
Automobiles & Components — .9%
Clarios Global LP / Clarios US Finance Co., Sr. Scd. Notes(b),(c)	6.75	5/15/2028	1,700,000	1,732,298
IHO Verwaltungs GmbH, Sr. Scd. Notes(b),(c),(d)	7.75	11/15/2030	1,393,000	1,392,333
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes(b)	6.25	2/1/2029	2,258,000	1,943,385
				5,068,016
Banks — .8%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(e)	3.88	2/18/2026	1,910,000	1,859,233
Freedom Mortgage Corp., Sr. Unscd. Notes(b)	6.63	1/15/2027	2,384,000	2,386,906
				4,246,139
Building Materials — 2.0%
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b),(c)	8.75	8/1/2028	2,402,000	2,304,331
Cornerstone Building Brands, Inc., Sr. Scd. Notes(b),(c)	9.50	8/15/2029	794,000	773,760
Eco Material Technologies, Inc., Sr. Scd. Notes(b)	7.88	1/31/2027	1,689,000	1,724,722
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b)	6.63	12/15/2030	3,426,000	3,434,851
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes(b)	6.75	4/1/2032	1,708,000	1,717,071
Standard Industries, Inc., Sr. Unscd. Notes(b)	4.75	1/15/2028	1,334,000	1,277,767
				11,232,502
Chemicals — 2.4%
Celanese US Holdings LLC, Gtd. Notes(c)	6.95	11/15/2033	1,360,000	1,412,156
Innophos Holdings, Inc., Bonds(b)	11.50	6/15/2029	2,800,385	2,912,400
Mativ Holdings, Inc., Sr. Unscd. Notes(b),(c)	8.00	10/1/2029	2,101,000	2,026,305
NOVA Chemicals Corp., Sr. Unscd. Notes(b)	9.00	2/15/2030	1,230,000	1,298,997
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	9.75	11/15/2028	1,380,000	1,465,928
Rain Carbon, Inc., Sr. Scd. Notes(b),(c)	12.25	9/1/2029	1,200,000	1,269,776
WR Grace Holdings LLC, Sr. Unscd. Notes(b)	5.63	8/15/2029	3,308,000	3,046,116
				13,431,678

Statement of Investments (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 88.7% (continued)
Collateralized Loan Obligations Debt — 1.6%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(f)	EUR	9.32	4/20/2032	1,450,000	1,506,859
Barings Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +5.76%)(b),(c),(f)		10.42	4/15/2031	2,000,000	1,977,196
Diameter Capital CLO 3 Ltd., Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(f)		9.54	1/15/2038	800,000	803,156
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Month TSFR +7.30%)(b),(f)		11.92	4/20/2033	500,000	502,827
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)(b),(f)		10.56	4/15/2031	800,000	804,161
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)(b),(f)		12.74	10/20/2035	750,000	755,524
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(f)	EUR	9.22	1/17/2032	1,000,000	1,030,087
Trimaran Cavu Ltd., Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(f)		10.32	1/20/2037	1,400,000	1,407,000
					8,786,810
Commercial & Professional Services — 4.4%
Adtalem Global Education, Inc., Sr. Scd. Notes(b)		5.50	3/1/2028	1,306,000	1,282,373
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)		6.13	10/15/2026	1,474,000	1,475,502
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(b)		6.00	6/1/2029	1,530,000	1,395,715
Belron UK Finance PLC, Sr. Scd. Notes(b)		5.75	10/15/2029	1,777,000	1,760,224
Block, Inc., Sr. Unscd. Notes(b)		6.50	5/15/2032	1,680,000	1,698,318
Boost Newco Borrower LLC, Sr. Scd. Notes(b)		7.50	1/15/2031	2,408,000	2,526,364
House of HR Group BV, Sr. Scd. Bonds(b)	EUR	9.00	11/3/2029	810,000	839,208
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes(b),(c)		6.25	1/15/2028	1,847,000	1,839,000
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b)		6.88	11/15/2031	1,685,000	1,672,309
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(b)		6.75	8/15/2032	1,184,000	1,205,178
The ADT Security Corp., Sr. Scd. Notes(b)		4.88	7/15/2032	2,423,000	2,226,307
United Rentals North America, Inc., Gtd. Notes(c)		3.75	1/15/2032	1,031,000	903,867
United Rentals North America, Inc., Gtd. Notes(c)		4.00	7/15/2030	2,225,000	2,029,292
Veritiv Operating Co., Sr. Scd. Notes(b)		10.50	11/30/2030	1,599,000	1,724,090
Wand NewCo 3, Inc., Sr. Scd. Notes(b)		7.63	1/30/2032	1,776,000	1,825,984
					24,403,731
Consumer Discretionary — 4.5%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b)		7.88	4/30/2029	2,212,000	2,281,888
Caesars Entertainment, Inc., Sr. Scd. Notes(b)		6.50	2/15/2032	1,106,000	1,111,893
Caesars Entertainment, Inc., Sr. Scd. Notes(b)		7.00	2/15/2030	1,185,000	1,207,846
Carnival Corp., Gtd. Notes(b)		6.00	5/1/2029	2,483,000	2,479,025
Carnival Corp., Gtd. Notes(b)		10.50	6/1/2030	1,070,000	1,143,882
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(b)		8.00	2/1/2028	1,549,000	1,523,276
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)		3.63	2/15/2032	1,277,000	1,110,246
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)		4.00	5/1/2031	1,650,000	1,484,961
International Game Technology PLC, Sr. Scd. Notes(b)		5.25	1/15/2029	739,000	721,445
KB Home, Gtd. Notes		4.00	6/15/2031	1,767,000	1,561,480
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(b)		4.88	5/1/2029	2,592,000	2,445,425
NCL Corp. Ltd., Sr. Scd. Notes(b)		5.88	2/15/2027	1,522,000	1,518,351
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)		6.00	2/1/2033	1,214,000	1,211,991

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 88.7% (continued)
Consumer Discretionary — 4.5% (continued)
Station Casinos LLC, Gtd. Notes(b)		4.63	12/1/2031	3,084,000	2,765,243
Viking Cruises Ltd., Sr. Unscd. Notes(b)		9.13	7/15/2031	868,000	934,276
Viking Ocean Cruises Ship VII Ltd., Sr. Scd. Notes(b)		5.63	2/15/2029	1,340,000	1,319,790
					24,821,018
Consumer Durables & Apparel — .2%
S&S Holdings, Sr. Scd. Notes(b)		8.38	10/1/2031	1,100,000	1,113,190
Diversified Financials — 5.8%
AG Issuer LLC, Sr. Scd. Notes(b)		6.25	3/1/2028	2,238,000	2,224,583
Ally Financial, Inc., Sub. Notes(c)		6.70	2/14/2033	1,100,000	1,109,435
Encore Capital Group, Inc., Sr. Scd. Notes(b)	GBP	4.25	6/1/2028	920,000	1,087,409
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(b)		9.25	2/1/2029	1,346,000	1,390,361
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	1,373,000	1,301,172
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(c)		9.00	6/15/2030	1,037,000	998,661
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)		6.13	11/1/2032	1,416,000	1,403,824
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)		7.13	4/30/2031	2,369,000	2,436,509
Nationstar Mortgage Holdings, Inc., Gtd. Notes(b)		5.75	11/15/2031	3,500,000	3,349,054
Nationstar Mortgage Holdings, Inc., Gtd. Notes(b)		6.50	8/1/2029	630,000	629,585
Navient Corp., Sr. Unscd. Notes(c)		5.50	3/15/2029	1,739,000	1,643,467
OneMain Finance Corp., Gtd. Notes(c)		7.50	5/15/2031	2,178,000	2,237,756
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	2,274,000	2,374,425
PennyMac Financial Services, Inc., Gtd. Notes(b)		7.13	11/15/2030	2,091,000	2,119,580
PennyMac Financial Services, Inc., Gtd. Notes(b)		7.88	12/15/2029	1,954,000	2,049,058
PHH Escrow Issuer LLC, Sr. Unscd. Notes(b)		9.88	11/1/2029	860,000	864,747
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(c)		4.00	10/15/2033	1,633,000	1,361,578
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(b)		7.50	6/15/2031	3,302,000	3,399,896
					31,981,100
Electronic Components — .7%
Sensata Technologies BV, Gtd. Notes(b)		5.88	9/1/2030	2,395,000	2,345,640
WESCO Distribution, Inc., Gtd. Notes(b)		6.63	3/15/2032	1,610,000	1,638,375
					3,984,015
Energy — 10.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(b)		7.50	10/1/2029	3,820,000	3,910,336
Antero Midstream Partners LP / Antero Midstream Finance Corp., Gtd. Notes(b)		5.75	1/15/2028	1,920,000	1,906,195
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes(b)		7.00	7/15/2029	2,180,000	2,228,805
CITGO Petroleum Corp., Sr. Scd. Notes(b)		8.38	1/15/2029	1,840,000	1,897,446
Comstock Resources, Inc., Gtd. Notes(b)		6.75	3/1/2029	3,648,000	3,559,837
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b)		5.50	6/15/2031	2,377,000	2,272,193
Encino Acquisition Partners Holdings LLC, Gtd. Notes(b)		8.50	5/1/2028	1,874,000	1,914,032
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes(b)		8.75	5/1/2031	739,000	780,426
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c),(e)		6.63	2/15/2028	3,318,000	3,275,616
Expand Energy Corp., Gtd. Notes(b)		5.88	2/1/2029	1,128,000	1,119,627
Gulfport Energy Operating Corp., Gtd. Notes(b)		6.75	9/1/2029	2,929,000	2,953,080
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes(b),(c)		7.63	8/15/2029	1,978,000	1,905,704
Matador Resources Co., Gtd. Notes(b)		6.50	4/15/2032	1,741,000	1,724,247
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b),(c)		8.25	9/1/2031	1,699,000	1,669,025
Noble Finance II LLC, Gtd. Notes(b)		8.00	4/15/2030	2,769,000	2,799,407

Statement of Investments (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 88.7% (continued)
Energy — 10.4% (continued)
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)		8.13	3/1/2028	1,917,000	1,948,172
Northriver Midstream Finance LP, Sr. Scd. Notes(b)		6.75	7/15/2032	2,448,000	2,464,845
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b)		4.80	5/15/2030	3,877,000	3,649,507
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes(b)		7.88	11/1/2028	2,866,000	2,961,398
SM Energy Co., Sr. Unscd. Notes(b)		6.75	8/1/2029	1,174,000	1,163,255
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(b)		5.50	1/15/2028	2,262,000	2,177,538
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b)		5.50	10/15/2029	3,401,000	3,178,992
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		3.88	11/1/2033	1,763,000	1,515,885
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		4.13	8/15/2031	2,158,000	1,934,257
Venture Global LNG, Inc., Sr. Scd. Notes(b)		7.00	1/15/2030	1,033,000	1,049,470
Venture Global LNG, Inc., Sr. Scd. Notes(b)		8.13	6/1/2028	1,777,000	1,849,951
					57,809,246
Environmental Control — 1.5%
Clean Harbors, Inc., Gtd. Notes(b)		6.38	2/1/2031	1,440,000	1,451,009
GFL Environmental, Inc., Gtd. Notes(b)		4.00	8/1/2028	1,640,000	1,554,251
GFL Environmental, Inc., Sr. Scd. Notes(b)		6.75	1/15/2031	2,029,000	2,086,027
Madison IAQ LLC, Sr. Unscd. Notes(b)		5.88	6/30/2029	1,064,000	1,005,836
Reworld Holding Corp., Gtd. Notes(c)		5.00	9/1/2030	2,142,000	1,980,006
					8,077,129
Food Products — 2.6%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	880,000	1,067,751
Chobani LLC/Chobani Finance Corp., Inc., Sr. Scd. Notes(b)		4.63	11/15/2028	1,560,000	1,503,379
Fiesta Purchaser, Inc., Sr. Scd. Notes(b)		7.88	3/1/2031	1,008,000	1,053,474
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b)		9.63	9/15/2032	1,745,000	1,832,395
Pilgrim’s Pride Corp., Gtd. Notes(c)		3.50	3/1/2032	1,797,000	1,551,848
Post Holdings, Inc., Gtd. Notes(b)		4.63	4/15/2030	2,176,000	2,008,716
Post Holdings, Inc., Gtd. Notes(b)		5.50	12/15/2029	1,980,000	1,918,054
Post Holdings, Inc., Gtd. Notes(b),(c)		6.38	3/1/2033	851,000	835,140
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed Ingredients, Inc., Scd. Notes(b)		4.63	3/1/2029	2,824,000	2,613,012
					14,383,769
Health Care — 8.0%
Bausch Health Cos., Inc., Gtd. Notes(b)		5.25	2/15/2031	903,000	483,963
Bausch Health Cos., Inc., Sr. Scd. Notes(b)		11.00	9/30/2028	3,261,000	3,101,765
Cerba Healthcare SACA, Sr. Scd. Bonds(b)	EUR	3.50	5/31/2028	944,000	810,282
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes(b)		5.50	1/15/2028	2,333,000	2,125,299
CHS/Community Health Systems, Inc., Scd. Notes(b)		6.88	4/15/2029	2,110,000	1,596,181
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		5.25	5/15/2030	1,626,000	1,337,007
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		10.88	1/15/2032	2,026,000	2,092,814
Cidron Aida Finco Sarl, Sr. Scd. Bonds(b)	GBP	6.25	4/1/2028	680,000	814,159
Global Medical Response, Inc., Sr. Scd. Notes(b),(c),(d)		10.00	10/31/2028	2,704,944	2,715,872
HealthEquity, Inc., Gtd. Notes(b)		4.50	10/1/2029	1,177,000	1,104,738
LifePoint Health, Inc., Sr. Scd. Notes(b)		9.88	8/15/2030	2,206,000	2,382,937
LifePoint Health, Inc., Sr. Unscd. Notes(b)		10.00	6/1/2032	1,862,000	1,895,510
Medline Borrower LP, Sr. Scd. Notes(b)		3.88	4/1/2029	2,094,000	1,940,943
Medline Borrower LP, Sr. Unscd. Notes(b)		5.25	10/1/2029	1,260,000	1,217,178

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 88.7% (continued)
Health Care — 8.0% (continued)
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Scd. Notes(b)		6.25	4/1/2029	1,758,000	1,778,734
Molina Healthcare, Inc., Sr. Unscd. Notes(b)		6.25	1/15/2033	1,771,000	1,751,965
Option Care Health, Inc., Gtd. Notes(b)		4.38	10/31/2029	1,522,000	1,405,071
Organon & Co./Organon Foreign Debt Co-Issuer BV, Gtd. Notes(b),(c)		7.88	5/15/2034	997,000	1,020,539
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(b)		6.75	5/15/2034	2,014,000	2,001,361
Radiology Partners, Inc., Scd. Notes(b),(d)		9.78	2/15/2030	877,000	819,460
Radiology Partners, Inc., Sr. Scd. Notes(b),(c),(d)		7.78	1/31/2029	383,853	379,534
Select Medical Corp., Gtd. Notes(b)		6.25	12/1/2032	810,000	780,723
Sotera Health Holdings LLC, Sr. Scd. Notes(b)		7.38	6/1/2031	1,479,000	1,500,226
Surgery Center Holdings, Inc., Gtd. Notes(b)		7.25	4/15/2032	2,198,000	2,244,914
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	2,304,000	2,165,101
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	1,155,000	1,106,389
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	2,050,000	2,072,593
US Acute Care Solutions LLC, Sr. Scd. Notes(b)		9.75	5/15/2029	1,709,000	1,743,794
					44,389,052
Industrial — 2.8%
Artera Services LLC, Sr. Scd. Notes(b)		8.50	2/15/2031	2,124,191	2,049,657
CEME SpA, Sr. Scd. Bonds, (3 Month EURIBOR + 4.50%)(b),(f)	EUR	7.18	9/30/2031	800,000	824,710
Chart Industries, Inc., Sr. Scd. Notes(b)		7.50	1/1/2030	2,403,000	2,501,349
Dycom Industries, Inc., Gtd. Notes(b)		4.50	4/15/2029	1,889,000	1,765,948
Dynamo Newco II GmbH, Sr. Scd. Bonds(b)	EUR	6.25	10/15/2031	727,000	776,267
GrafTech Finance, Inc., Sr. Scd. Notes(b)		4.63	12/23/2029	3,485,000	2,824,591
Husky Injection Molding Systems Ltd. /Titan Co-Borrower LLC, Sr. Scd. Notes(b)		9.00	2/15/2029	1,295,000	1,353,606
Mangrove Luxco III Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)(b),(f)	EUR	8.18	7/15/2029	770,000	807,275
TK Elevator US Newco, Inc., Sr. Scd. Notes(b)		5.25	7/15/2027	1,888,000	1,849,740
Vertiv Group Corp., Sr. Scd. Notes(b)		4.13	11/15/2028	927,000	875,786
					15,628,929
Information Technology — 3.2%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b)		6.50	2/15/2030	4,666,000	4,438,933
Cloud Software Group, Inc., Scd. Notes(b)		9.00	9/30/2029	1,461,000	1,485,170
Cloud Software Group, Inc., Sr. Scd. Notes(b)		6.50	3/31/2029	2,310,000	2,270,240
Elastic NV, Sr. Unscd. Notes(b)		4.13	7/15/2029	3,559,000	3,302,828
Ellucian Holdings, Inc., Sr. Scd. Notes(b)		6.50	12/1/2029	1,966,000	1,971,749
SS&C Technologies, Inc., Gtd. Notes(b)		6.50	6/1/2032	1,011,000	1,020,820
UKG, Inc., Sr. Scd. Notes(b)		6.88	2/1/2031	2,902,000	2,947,293
					17,437,033
Insurance — 2.9%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(b)		7.50	11/6/2030	3,009,000	3,101,572
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b)		8.25	2/1/2029	1,101,000	1,141,204
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)		6.75	4/15/2028	1,520,000	1,528,711
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)		7.00	1/15/2031	1,370,000	1,376,851
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(b)		7.38	10/1/2032	1,116,000	1,127,664
Ardonagh Finco Ltd., Sr. Scd. Notes(b)		7.75	2/15/2031	1,917,000	1,976,103

Statement of Investments (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 88.7% (continued)
Insurance — 2.9% (continued)
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(b)		8.88	2/15/2032	812,000	844,527
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)		7.25	2/15/2031	1,280,000	1,302,188
Panther Escrow Issuer LLC, Sr. Scd. Notes(b)		7.13	6/1/2031	2,719,000	2,749,138
Ryan Specialty LLC, Sr. Scd. Notes(b)		5.88	8/1/2032	998,000	988,123
					16,136,081
Internet Software & Services — 1.3%
Arches Buyer, Inc., Sr. Scd. Notes(b)		4.25	6/1/2028	1,186,000	1,090,557
Arches Buyer, Inc., Sr. Unscd. Notes(b)		6.13	12/1/2028	1,341,000	1,198,722
Cogent Communications Group LLC, Gtd. Notes(b)		7.00	6/15/2027	1,265,000	1,272,515
Gen Digital, Inc., Gtd. Notes(b)		6.75	9/30/2027	2,510,000	2,550,007
Match Group Holdings II LLC, Sr. Unscd. Notes(b)		4.13	8/1/2030	1,165,000	1,036,665
					7,148,466
Materials — 2.9%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)		8.75	4/15/2030	1,638,000	1,663,477
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b)		6.88	1/15/2030	1,861,000	1,875,919
Graphic Packaging International LLC, Gtd. Notes(b),(c)		6.38	7/15/2032	1,947,000	1,955,205
LABL, Inc., Sr. Scd. Notes(b)		9.50	11/1/2028	2,361,000	2,367,117
LABL, Inc., Sr. Unscd. Notes(b)		10.50	7/15/2027	1,928,000	1,868,087
Mauser Packaging Solutions Holding Co., Scd. Notes(b)		9.25	4/15/2027	1,319,000	1,340,323
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(b)		7.88	4/15/2027	2,315,000	2,364,680
Sealed Air Corp., Gtd. Notes(b),(c)		5.00	4/15/2029	2,529,000	2,445,954
					15,880,762
Media — 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)		4.25	1/15/2034	1,682,000	1,366,532
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	2,508,000	2,160,185
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)		5.00	2/1/2028	2,465,000	2,378,081
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)		5.38	6/1/2029	1,685,000	1,613,019
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes		5.38	5/1/2047	2,016,000	1,657,546
CSC Holdings LLC, Gtd. Notes(b)		4.13	12/1/2030	1,682,000	1,214,519
CSC Holdings LLC, Gtd. Notes(b)		5.50	4/15/2027	1,226,000	1,098,643
CSC Holdings LLC, Gtd. Notes(b)		11.25	5/15/2028	2,351,000	2,322,995
CSC Holdings LLC, Sr. Unscd. Notes(b)		5.75	1/15/2030	857,000	488,505
DISH Network Corp., Sr. Scd. Notes(b)		11.75	11/15/2027	3,483,000	3,693,363
Nexstar Media, Inc., Gtd. Notes(b),(c)		5.63	7/15/2027	1,850,000	1,806,415
Paramount Global, Sr. Unscd. Notes		4.95	1/15/2031	2,092,000	1,954,222
Scripps Escrow, Inc., Gtd. Notes(b)		5.88	7/15/2027	775,000	626,921
Sirius XM Radio LLC, Gtd. Notes(b)		4.13	7/1/2030	1,260,000	1,101,161
Sunrise FinCo I BV, Sr. Scd. Notes(b)		4.88	7/15/2031	1,630,000	1,480,480
Virgin Media Finance PLC, Gtd. Notes(b)	EUR	3.75	7/15/2030	670,000	642,008
Virgin Media Secured Finance PLC, Sr. Scd. Notes(b)		5.50	5/15/2029	1,787,000	1,678,128
Ziggo Bond Co. BV, Gtd. Notes(b),(c)		5.13	2/28/2030	1,360,000	1,227,226
					28,509,949
Metals & Mining — 2.8%
Arsenal AIC Parent LLC, Sr. Scd. Notes(b),(c)		8.00	10/1/2030	2,490,000	2,579,757
Cleveland-Cliffs, Inc., Gtd. Notes(b),(c)		6.75	4/15/2030	1,329,000	1,301,216
Cleveland-Cliffs, Inc., Gtd. Notes(b),(c)		6.88	11/1/2029	662,000	655,658

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 88.7% (continued)
Metals & Mining — 2.8% (continued)
Compass Minerals International, Inc., Gtd. Notes(b),(c)		6.75	12/1/2027	1,151,000	1,134,976
First Quantum Minerals Ltd., Scd. Notes(b)		9.38	3/1/2029	2,048,000	2,180,505
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes(b),(c)		6.13	4/15/2032	1,950,000	1,927,923
Novelis Corp., Gtd. Notes(b)		4.75	1/30/2030	1,970,000	1,820,529
Samarco Mineracao SA, Sr. Unscd. Notes(b),(d)		9.00	6/30/2031	2,281,463	2,232,799
Samarco Mineracao SA, Sr. Unscd. Notes(d)		9.00	6/30/2031	250,152	244,817
Taseko Mines Ltd., Sr. Scd. Notes(b)		8.25	5/1/2030	1,594,000	1,629,059
					15,707,239
Real Estate — 4.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes(b),(c)		7.00	4/15/2030	2,004,948	1,780,846
Emeria SASU, Sr. Scd. Bonds(b)	EUR	7.75	3/31/2028	820,000	770,464
Greystar Real Estate Partners LLC, Sr. Scd. Notes(b)		7.75	9/1/2030	1,873,000	1,980,618
Iron Mountain, Inc., Gtd. Notes(b)		4.88	9/15/2029	2,040,000	1,940,338
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp., Gtd. Notes(b)		4.25	2/1/2027	2,744,000	2,647,998
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp., Gtd. Notes(b)		7.00	7/15/2031	1,084,000	1,115,400
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes(b)		4.88	5/15/2029	1,780,000	1,676,828
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(b)		6.50	4/1/2032	2,037,000	2,048,943
Rithm Capital Corp., Sr. Unscd. Notes(b)		8.00	4/1/2029	4,183,000	4,189,828
RLJ Lodging Trust LP, Sr. Scd. Notes(b)		4.00	9/15/2029	1,714,000	1,554,622
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)		7.25	4/1/2029	1,425,000	1,463,552
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Scd. Notes(b)		10.50	2/15/2028	1,922,000	2,051,380
					23,220,817
Retailing — 3.4%
1011778 BC ULC / New Red Finance, Inc., Scd. Notes(b)		4.00	10/15/2030	1,761,000	1,576,523
1011778 BC ULC / New Red Finance, Inc., Sr. Scd. Notes(b)		5.63	9/15/2029	853,000	841,289
Beacon Roofing Supply, Inc., Gtd. Notes(b)		4.13	5/15/2029	1,361,000	1,292,354
Carvana Co., Sr. Scd. Notes(b),(d)		9.00	12/1/2028	893,622	955,022
Carvana Co., Sr. Scd. Notes(b),(d)		13.00	6/1/2030	2,124,675	2,334,959
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(b)		6.75	1/15/2030	2,135,000	1,971,435
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(b)		4.63	1/15/2029	1,064,000	991,068
Foundation Building Materials, Inc., Gtd. Notes(b)		6.00	3/1/2029	2,377,000	2,098,377
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes(b)		4.75	2/15/2028	1,138,000	1,075,018
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(b)		7.75	10/15/2029	1,663,000	1,693,468
White Cap Buyer LLC, Sr. Unscd. Notes(b)		6.88	10/15/2028	1,690,000	1,679,883
Yum! Brands, Inc., Sr. Unscd. Notes(b)		4.75	1/15/2030	2,170,000	2,077,131
					18,586,527
Semiconductors & Semiconductor Equipment — .8%
Entegris, Inc., Gtd. Notes(b)		5.95	6/15/2030	3,090,000	3,067,613
Synaptics, Inc., Gtd. Notes(b)		4.00	6/15/2029	1,246,000	1,136,724
					4,204,337

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 88.7% (continued)
Technology Hardware & Equipment — .4%
Virtusa Corp., Sr. Unscd. Notes(b)	7.13	12/15/2028	2,069,000	1,978,015
Telecommunication Services — 5.4%
Altice Financing SA, Sr. Scd. Notes(b)	5.75	8/15/2029	1,077,000	789,567
Altice France SA, Sr. Scd. Notes(b)	5.50	1/15/2028	2,460,000	1,823,156
C&W Senior Finance Ltd., Sr. Unscd. Notes(b)	6.88	9/15/2027	1,139,000	1,130,021
CommScope LLC, Sr. Scd. Notes(b)	9.50	12/15/2031	1,461,000	1,516,284
Consolidated Communications, Inc., Sr. Scd. Notes(b)	6.50	10/1/2028	2,951,000	2,846,589
EchoStar Corp., Sr. Scd. Bonds(d)	3.88	11/30/2030	585,823	617,624
EchoStar Corp., Sr. Scd. Notes(d)	6.75	11/30/2030	766,527	696,289
EchoStar Corp., Sr. Scd. Notes	10.75	11/30/2029	2,402,000	2,585,418
Frontier Communications Holdings LLC, Sr. Scd. Notes(b)	8.63	3/15/2031	1,335,000	1,421,009
Frontier Communications Holdings LLC, Sr. Scd. Notes(b)	8.75	5/15/2030	1,923,000	2,033,975
Iliad Holding SASU, Sr. Scd. Notes(b)	7.00	4/15/2032	1,240,000	1,247,824
Iliad Holding SASU, Sr. Scd. Notes(b),(c)	8.50	4/15/2031	2,180,000	2,320,314
Level 3 Financing, Inc., Scd. Notes(b)	10.00	10/15/2032	1,578,000	1,571,534
Level 3 Financing, Inc., Sr. Scd. Notes(b)	10.50	4/15/2029	1,106,000	1,238,056
Level 3 Financing, Inc., Sr. Scd. Notes(b)	10.75	12/15/2030	735,000	823,679
Lumen Technologies, Inc., Sr. Scd. Notes(b)	4.13	4/15/2029	520,050	471,775
Lumen Technologies, Inc., Sr. Scd. Notes(b)	10.00	10/15/2032	1,407,000	1,400,313
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	1,023,000	838,794
Optics BidCo SpA, Sr. Scd. Notes(b)	7.72	6/4/2038	2,243,000	2,361,622
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b)	8.25	10/1/2031	2,247,000	2,323,382
				30,057,225
Utilities — 4.0%
Alpha Generation LLC, Sr. Unscd. Notes(b)	6.75	10/15/2032	1,953,000	1,934,055
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b),(c)	6.38	2/15/2032	3,270,000	3,263,807
Calpine Corp., Sr. Unscd. Notes(b)	4.63	2/1/2029	1,270,000	1,199,946
Calpine Corp., Sr. Unscd. Notes(b)	5.00	2/1/2031	1,579,000	1,485,988
Clearway Energy Operating LLC, Gtd. Notes(b)	3.75	1/15/2032	342,000	292,142
NextEra Energy Operating Partners LP, Sr. Unscd. Notes(b),(c)	7.25	1/15/2029	2,709,000	2,773,815
NRG Energy, Inc., Gtd. Notes(b)	3.88	2/15/2032	1,390,000	1,214,913
NRG Energy, Inc., Gtd. Notes(b)	6.25	11/1/2034	1,714,000	1,682,523
NRG Energy, Inc., Jr. Sub. Bonds(b),(e)	10.25	3/15/2028	2,095,000	2,316,094
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	1,906,000	1,863,581
Vistra Corp., Jr. Sub. Notes(b),(e)	7.00	12/15/2026	935,000	941,375
Vistra Operations Co. LLC, Gtd. Notes(b)	6.88	4/15/2032	1,010,000	1,035,115
Vistra Operations Co. LLC, Gtd. Notes(b)	7.75	10/15/2031	2,235,000	2,346,740
				22,350,094
Total Bonds and Notes (cost $483,559,409)				490,957,622

Floating Rate Loan Interests — 8.1%
Advertising — .1%
Neptune BidCo US, Inc., Term Loan B, (3 Month SOFR +5.10%)(f)	9.76	4/11/2029	613,000	551,810

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 8.1% (continued)
Airlines — .3%
JetBlue Airways Corp., Initial Term Loan, (3 Month SOFR +5.50%)(f)		9.85	8/27/2029	1,382,535	1,395,787
Automobiles & Components — .5%
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month SOFR +5.26%)(f)		9.85	3/30/2027	1,468,828	1,379,787
IXS Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.35%)(f)		8.68	3/5/2027	1,260,858	1,220,738
					2,600,525
Commercial & Professional Services — .8%
Albion Financing 3 Sarl, 2024 New Amended USD Term Loan, (3 Month SOFR +4.51%)(f)		9.10	8/2/2029	1,180,070	1,193,836
Catawba Nation Gaming Authority, Term Loan B, (1 Month SOFR +4.75%)(f)		4.75	12/16/2031	709,000	712,105
Envalior Finance GmbH, Facility Term Loan B-1, (3 Month SOFR +5.50%)(f)		10.09	4/3/2030	893,573	854,479
Vaco Holdings LLC, Initial Term Loan, (3 Month SOFR +5.00%)(f)		9.48	1/22/2029	1,773,429	1,646,336
					4,406,756
Consumer Discretionary — .1%
Fitness International LLC, Term Loan B, (1 Month SOFR +5.35%)(f)		9.71	3/30/2027	657,684	662,890
Diversified Financials — .5%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month SOFR +5.00%)(f)		9.36	3/12/2029	1,353,200	1,371,563
Nexus Buyer LLC, Refinancing Term Loan, (1 Month SOFR +4.00%)(f)		8.36	7/31/2031	1,559,131	1,566,748
					2,938,311
Energy — .5%
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month SOFR +4.75%)(f)		9.08	6/27/2029	1,079,566	1,076,867
WaterBridge NDB Operating LLC, Initial Term Loan, (3 Month SOFR +4.50%)(f)		9.02	5/10/2029	1,851,507	1,873,827
					2,950,694
Financials — .2%
Jump Financial LLC, Term Loan, (3 Month SOFR +4.76%)(f)		9.09	8/7/2028	884,749	884,748
Food Products — .3%
Max US BidCo, Inc., Initial Term Loan, (1 Month SOFR +5.00%)(f)		9.36	10/2/2030	1,788,490	1,746,013
Health Care — .8%
Alvogen Pharma US, Inc., 2022 New Extended Term Loan, (1 Month SOFR +7.50%)(f)		11.96	6/30/2025	724,220	690,724
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)(f)	EUR	6.68	3/3/2028	1,500,000	1,467,447
Radiology Partners, Inc., Term Loan C, (2 Month SOFR +3.76%)(f)		8.28	1/31/2029	845,910	838,086
Team Health Holdings, Inc., Extended Term Loan, (3 Month SOFR +5.25%)(f)		9.84	3/2/2027	1,292,544	1,253,283
					4,249,540
Industrial — .6%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan, (1 Month SOFR +6.00%)(f),(g)		8.00	12/21/2029	413,261	417,394
GrafTech Global Enterprises, Inc., Initial Term Loan, (1 Month SOFR +6.00%)(f)		8.00	12/21/2029	723,207	730,439
Revere Power LLC, Term Loan B, (3 Month SOFR +4.40%)(f)		8.73	3/30/2026	1,306,295	1,295,277
Revere Power LLC, Term Loan C, (3 Month SOFR +4.40%)(f)		9.00	3/30/2026	115,240	114,267
Victory Buyer LLC, Initial Term Loan, (1 Month SOFR +3.86%)(f)		8.22	11/20/2028	865,775	852,169
					3,409,546

Statement of Investments (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 8.1% (continued)
Information Technology — .8%
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.85%)(f)		10.21	12/10/2029	1,624,992	1,615,851
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (1 Month SOFR +4.10%)(f)		8.69	11/30/2026	907,618	802,534
Inmar, Inc., Initial Term Loan, (1-3 Month SOFR +5.00%)(f)		9.33	10/30/2031	848,207	852,050
Polaris Newco LLC, First Lien Euro Term Loan, (3 Month EURIBOR +4.00%)(f)	EUR	6.86	6/5/2028	997,423	999,411
					4,269,846
Insurance — .1%
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.25%)(f)		9.61	7/2/2032	833,000	831,180
Internet Software & Services — .2%
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +6.25%)(f)		10.61	2/23/2029	854,000	847,774
Media — .5%
DIRECTV Financing LLC, Closing Date Term Loan, (3 Month SOFR +5.26%)(f)		9.85	8/2/2027	1,387,000	1,394,067
Gray Television, Inc, Term Loan F, (1 Month SOFR +5.25%)(f)		9.80	6/4/2029	1,167,068	1,107,419
					2,501,486
Real Estate — .3%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)(f)		7.97	6/2/2028	1,695,465	1,677,146
Retailing — .2%
Staples, Inc., Closing Date Term Loan, (2 Month SOFR +5.75%)(f)		10.18	9/10/2029	1,396,500	1,338,245
Technology Hardware & Equipment — .7%
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (3 Month SOFR +4.00%)(f)		8.43	12/9/2031	1,125,340	1,139,407
Indy US Holdco LLC, Ninth Amendment Dollar Term Loan, (1 Month SOFR +4.75%)(f)		9.11	3/6/2028	1,841,734	1,860,151
Peraton Corp., First Lien Term Loan B, (1 Month SOFR +3.75%)(f)		8.42	2/1/2028	1,136,982	1,060,827
					4,060,385
Telecommunication Services — .4%
Lumen Technologies, Inc., Term Loan B-2, (1 Month SOFR +2.46%)(f)		6.82	4/15/2030	1,586,952	1,482,039
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month SOFR +3.11%)(f)		7.47	3/9/2027	990,000	929,402
					2,411,441
Transportation — .0%
PODS LLC, Term Loan, (3 Month SOFR +3.26%)(f)		7.85	3/31/2028	240,557	225,741
Utilities — .2%
Nautilus Power LLC, Term Loan B, (3 Month SOFR +5.51%)(f)		9.84	11/16/2026	1,246,835	1,242,827
Total Floating Rate Loan Interests (cost $44,758,441)					45,202,691

Shares
Exchange-Traded Funds — 1.7%
Registered Investment Companies — 1.7%
iShares iBoxx $ High Yield Corporate Bond ETF(c)	24,735	1,945,408

Description	Shares	Value ($)
Exchange-Traded Funds — 1.7% (continued)
Registered Investment Companies — 1.7% (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	25,800	2,756,472
SPDR Bloomberg High Yield Bond ETF(c)	47,035	4,490,431
Total Exchange-Traded Funds (cost $9,156,078)		9,192,311

	1-Day Yield (%)
Investment Companies — 1.6%
Registered Investment Companies — 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $8,678,237)	4.54	8,678,237	8,678,237
Investment of Cash Collateral for Securities Loaned — 7.5%
Registered Investment Companies — 7.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $41,823,024)	4.54	41,823,024	41,823,024
Total Investments (cost $587,975,189)		107.6%	595,853,885
Liabilities, Less Cash and Receivables		(7.6)%	(42,160,343)
Net Assets		100.0%	553,693,542

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to $447,804,891 or 80.9% of net assets.

(c)
Security, or portion thereof, on loan. At December 31, 2024, the value of the fund’s securities on loan was $60,814,875 and the value of the collateral was
$63,522,277, consisting of cash collateral of $41,823,024 and U.S. Government & Agency securities valued at $21,699,253.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	Payment-in-kind security and interest may be paid in additional par.
(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(g)	Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Statement of Investments (continued)

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 12/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.6%	13,984,498	336,453,628	(341,759,889)	8,678,237	777,374
Investment of Cash Collateral for Securities Loaned - 7.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 7.5%	44,761,334	286,287,134	(289,225,444)	41,823,024	274,268††
Total - 9.1%	58,745,832	622,740,762	(630,985,333)	50,501,261	1,051,642

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets Inc.
British Pound	1,000,000	United States Dollar	1,275,793	1/21/2025	(24,117)
United States Dollar	8,651,645	Euro	8,170,000	1/21/2025	181,687
United States Dollar	5,237,644	British Pound	4,145,000	1/21/2025	49,447
Goldman Sachs & Co. LLC
United States Dollar	1,054,055	Euro	1,000,000	1/21/2025	17,341
Gross Unrealized Appreciation					248,475
Gross Unrealized Depreciation					(24,117)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $60,814,875)—Note 1(c):
Unaffiliated issuers	537,473,928	545,352,624
Affiliated issuers	50,501,261	50,501,261
Cash denominated in foreign currency	4,101,042	4,030,668
Dividends, interest and securities lending income receivable		9,317,895
Receivable for investment securities sold		6,243,098
Receivable for shares of Beneficial Interest subscribed		250,534
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		248,475
		615,944,555
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		347,033
Cash overdraft due to Custodian		2,032,579
Liability for securities on loan—Note 1(c)		41,823,024
Payable for investment securities purchased		16,157,813
Payable for shares of Beneficial Interest redeemed		1,861,950
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		24,117
Trustees’ fees and expenses payable		4,497
		62,251,013
Net Assets ($)		553,693,542
Composition of Net Assets ($):
Paid-in capital		809,024,310
Total distributable earnings (loss)		(255,330,768)
Net Assets ($)		553,693,542

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	89,760,433	2,279,968	461,653,141
Shares Outstanding	16,681,399	423,412	85,706,644
Net Asset Value Per Share ($)	5.38	5.38	5.39
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	719,645
Affiliated issuers	777,374
Interest	44,773,466
Income from securities lending—Note 1(c)	274,268
Total Income	46,544,753
Expenses:
Management fee—Note 3(a)	4,122,569
Distribution/Service Plan fees—Note 3(b)	263,710
Trustees’ fees—Notes 3(a) and 3(d)	70,000
Loan commitment fees—Note 2	11,285
Total Expenses	4,467,564
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(70,000)
Net Expenses	4,397,564
Net Investment Income	42,147,189
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,411,143
Net realized gain (loss) on forward foreign currency exchange contracts	743,200
Net Realized Gain (Loss)	6,154,343
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,886,089)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	373,762
Net Change in Unrealized Appreciation (Depreciation)	(2,512,327)
Net Realized and Unrealized Gain (Loss) on Investments	3,642,016
Net Increase in Net Assets Resulting from Operations	45,789,205
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
Operations ($):
Net investment income	42,147,189	41,999,496
Net realized gain (loss) on investments	6,154,343	(33,894,003)
Net change in unrealized appreciation (depreciation) on investments	(2,512,327)	60,489,142
Net Increase (Decrease) in Net Assets Resulting from Operations	45,789,205	68,594,635
Distributions ($):
Distributions to shareholders:
Class A	(6,812,602)	(6,503,708)
Class C	(149,167)	(156,769)
Class I	(35,962,069)	(36,299,724)
Total Distributions	(42,923,838)	(42,960,201)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	81,967,060	99,966,130
Class C	274,260	689,972
Class I	212,266,537	150,179,062
Distributions reinvested:
Class A	5,664,305	5,355,332
Class C	149,288	156,769
Class I	12,616,575	11,494,537
Cost of shares redeemed:
Class A	(100,589,868)	(106,014,480)
Class C	(664,965)	(1,096,824)
Class I	(255,317,734)	(198,326,690)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(43,634,542)	(37,596,192)
Total Increase (Decrease) in Net Assets	(40,769,175)	(11,961,758)
Net Assets ($):
Beginning of Period	594,462,717	606,424,475
End of Period	553,693,542	594,462,717

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2024	2023
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	15,303,936	19,126,979
Shares issued for distributions reinvested	1,056,555	1,029,800
Shares redeemed	(18,771,837)	(20,357,054)
Net Increase (Decrease) in Shares Outstanding	(2,411,346)	(200,275)
Class C(a)
Shares sold	51,406	132,564
Shares issued for distributions reinvested	27,832	30,144
Shares redeemed	(124,440)	(210,570)
Net Increase (Decrease) in Shares Outstanding	(45,202)	(47,862)
Class I(b)
Shares sold	39,498,690	28,829,665
Shares issued for distributions reinvested	2,349,084	2,209,329
Shares redeemed	(47,478,911)	(38,219,403)
Net Increase (Decrease) in Shares Outstanding	(5,631,137)	(7,180,409)

(a)
During the period ended December 31, 2024, 103 Class C shares representing $552 were automatically converted to 103 Class A shares and during the period ended December 31, 2023, 90 Class C shares representing $469 were automatically converted to 90 Class A shares.

(b)	During the period ended December 31, 2024, 178,640 Class I shares representing $961,568 were exchanged for 178,842 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended December 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	5.36	5.12	6.11	6.15	6.18
Investment Operations:
Net investment income(a)	.37	.35	.28	.27	.29
Net realized and unrealized gain (loss) on investments	.03	.25	(.99 )	(.01 )	(.02 )
Total from Investment Operations	.40	.60	(.71 )	.26	.27
Distributions:
Dividends from net investment income	(.38 )	(.36 )	(.28 )	(.29 )	(.30 )
Dividends from net realized gain on investments	-	-	-	(.01 )	-
Total Distributions	(.38 )	(.36 )	(.28 )	(.30 )	(.30 )
Net asset value, end of period	5.38	5.36	5.12	6.11	6.15
Total Return (%)(b)	7.71	12.26	(11.76)	4.33	4.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	.97	.96	.96	.96
Ratio of net expenses to average net assets	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	6.96	6.81	5.14	4.42	4.91
Portfolio Turnover Rate	114.37	128.77	90.51	101.26	122.11
Net Assets, end of period ($ x 1,000)	89,760	102,274	98,815	116,626	124,720

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	5.36	5.12	6.11	6.15	6.18
Investment Operations:
Net investment income(a)	.33	.31	.24	.22	.25
Net realized and unrealized gain (loss) on investments	.03	.26	(.99 )	(.01 )	(.02 )
Total from Investment Operations	.36	.57	(.75 )	.21	.23
Distributions:
Dividends from net investment income	(.34 )	(.33 )	(.24 )	(.24 )	(.26 )
Dividends from net realized gain on investments	-	-	-	(.01 )	-
Total Distributions	(.34 )	(.33 )	(.24 )	(.25 )	(.26 )
Net asset value, end of period	5.38	5.36	5.12	6.11	6.15
Total Return (%)(b)	6.91	11.43	(12.42)	3.55	3.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71	1.72	1.71	1.71	1.71
Ratio of net expenses to average net assets	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income to average net assets	6.21	6.09	4.38	3.71	4.24
Portfolio Turnover Rate	114.37	128.77	90.51	101.26	122.11
Net Assets, end of period ($ x 1,000)	2,280	2,511	2,646	3,935	6,567

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

	Year Ended December 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	5.36	5.13	6.12	6.15	6.19
Investment Operations:
Net investment income(a)	.39	.37	.30	.29	.30
Net realized and unrealized gain (loss) on investments	.03	.24	(1.00)	(.01 )	(.02 )
Total from Investment Operations	.42	.61	(.70 )	.28	.28
Distributions:
Dividends from net investment income	(.39 )	(.38 )	(.29 )	(.30 )	(.32 )
Dividends from net realized gain on investments	-	-	-	(.01 )	-
Total Distributions	(.39 )	(.38 )	(.29 )	(.31 )	(.32 )
Net asset value, end of period	5.39	5.36	5.13	6.12	6.15
Total Return (%)	8.18	12.32	(11.51)	4.76	4.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.72	.71	.71	.71
Ratio of net expenses to average net assets	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	7.20	7.09	5.40	4.67	5.10
Portfolio Turnover Rate	114.37	128.77	90.51	101.26	122.11
Net Assets, end of period ($ x 1,000)	461,653	489,677	504,963	961,674	973,861

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon High Yield Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), a subsidiary of Franklin Resources, Inc., serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I.  Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	8,786,810	—	8,786,810
Corporate Bonds and Notes	—	482,170,812	—	482,170,812
Exchange-Traded Funds	9,192,311	—	—	9,192,311
Floating Rate Loan Interests	—	45,202,691	—	45,202,691
Investment Companies	50,501,261	—	—	50,501,261
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	248,475	—	248,475
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(24,117)	—	(24,117)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2024, BNY earned $37,426 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting

NOTES TO FINANCIAL STATEMENTS (continued)
of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	60,814,875	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(60,814,875)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
Floating Rate Loan Risk: Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.

NOTES TO FINANCIAL STATEMENTS (continued)
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $168,284, accumulated capital losses $261,488,177 and unrealized appreciation $5,989,125.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2024. The fund has $85,199,701 of short-term capital losses and $176,288,476 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows: ordinary income $42,923,838 and $42,960,201, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the State

NOTES TO FINANCIAL STATEMENTS (continued)
ment of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .70% of the value of the fund’s average daily net assets. The fund’s Adviser has agreed in its investment management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Rule 12b-1 Distribution Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel, and (2) reduce its fees pursuant to the investment management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and their counsel. These provisions in the investment management agreement may not be amended without the approval of the fund’s shareholders. During the period ended December 31, 2024, Trustees’ fees reimbursed by the Adviser amounted to $70,000.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .27% of the value of the fund’s average daily net assets.
During the period ended December 31, 2024, the Distributor retained $820 from commissions earned on sales of the fund’s Class A shares and $674 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor and its affiliates for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. The Distributor may compensate Service Agents in respect of distribution related services with regard to the fund and/or shareholder services to the Service Agents’ clients that hold Class A shares. Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets of Class C shares. The Distributor may pay one or more Service Agents for distribution related services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares.  Services include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and providing services related to the maintenance of shareholder accounts. The Distributor may make payments to certain Service Agents in respect of these services. During the period ended December 31, 2024, Class A and Class C shares were charged $240,183 and $17,645, respectively, pursuant to their Distribution Plans.  During the period ended December 31, 2024, Class C shares were charged $5,882 pursuant to the Service Plan.
Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans and Service Plan.
(c) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $331,610, Distribution Plan fees of $20,939, Services Plan fees of $484, which are offset against an expense reimbursement currently in effect in the amount of $6,000.

NOTES TO FINANCIAL STATEMENTS (continued)
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended December 31, 2024, amounted to $650,943,353 and $676,741,440, respectively.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At December 31, 2024, the fund had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.
Each type of derivative instrument that was held by the fund during the period ended December 31, 2024 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at December 31, 2024 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of December 31, 2024 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Foreign Exchange Risk	248,475 (1)	Foreign Exchange Risk	(24,117)(1)
Gross fair value of derivative contracts	248,475		(24,117)

Statement of Assets and Liabilities location:
(1)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

NOTES TO FINANCIAL STATEMENTS (continued)
The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2024 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	743,200	743,200
Total	743,200	743,200

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(2)	Total
Foreign Exchange	373,762	373,762
Total	373,762	373,762

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At December 31, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	248,475	(24,117)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	248,475	(24,117)
Derivatives not subject to Master Agreements	-	-
Total gross amount of assets and liabilities subject to Master Agreements	248,475	(24,117)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2024:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Citigroup Global Markets, Inc.	231,134	(24,117)	-	207,017
Golman Sachs & Co. LLC	17,341	-	-	17,341
Total	248,475	(24,117)	-	224,358

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Citigroup Global Markets, Inc.	(24,117)	24,117	-	-

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (continued)
The following table summarizes the monthly average market value of derivatives outstanding during the period ended December 31, 2024:
Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	1,083,657
Forward Contracts Sold in USD	15,715,987
At December 31, 2024, the cost of investments for federal income tax purposes was $589,925,884; accordingly, accumulated net unrealized appreciation on investments was $5,928,001, consisting of $11,204,498 gross unrealized appreciation and $5,276,497 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon High Yield Fund and Board of Trustees of BNY Mellon Investment Funds III:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon High Yield Fund (the Fund), a series of BNY Mellon Investment Funds III, including the statement of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
February 21, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 71.70% as interest-related dividends in accordance with Sections 871(k)(1) and881(e) of the Internal Revenue Code.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0029NCSRAR1224

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 14, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 14, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)